Document and Entity Information	Oct. 05, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2016
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Oct. 05, 2016
Document Effective Date	Oct. 05, 2016
Prospectus Date	Jul. 31, 2016
Government Money Market Fund | Government Money Market Fund
Prospectus:
Trading Symbol	WGMXX